Financial Instruments Per Category - Summary of Convertible Notes (Details) $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($)
Disclosure of detailed information about financial instruments [abstract]
Convertible notes, Beginning Balance	$ 0
Issue of Convertible Notes	324,950
Fair value changes (including interest expenses) recognized in the consolidated statement of operations	(74,078)
Change in fair value recognized in consolidated statement of other comprehensive loss	72,656
Convertible notes, Ending Balance	$ 323,528